Debt - Term Loans (Narrative) (Details)			1 Months Ended		12 Months Ended
	Sep. 03, 2024 USD ($) shares	Mar. 07, 2023 USD ($) tranche store	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Apr. 28, 2024 USD ($)	Apr. 30, 2023 USD ($)	Oct. 13, 2024 USD ($)	Dec. 29, 2023 USD ($)	Oct. 20, 2023 USD ($)	Sep. 29, 2023 USD ($)	Jul. 27, 2023 USD ($)	Jun. 04, 2021
Debt Instrument [Line Items]
Number of tranches | tranche		2
Interest rate												1.07%
Proceeds from lines of credit					$ 1,012,000	$ 0
Total					75,495,000	37,255,000	$ 84,106,000
Unamortized debt issuance costs and discounts					35,433,000	6,367,000	35,216,000
Term loans
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 35,000,000
Interest rate		15.00%
Periodic payment			$ 740,000	$ 700,000
Term loans | Term Loan Facility, Tranche 2
Debt Instrument [Line Items]
Interest rate										15.00%
Additional borrowing capacity		$ 12,500,000						$ 5,000,000	$ 5,000,000	$ 1,500,000	$ 1,000,000
Additional borrowing capacity per draw		$ 2,500,000
Number of store openings | store		5
Proceeds from lines of credit					12,500,000
Loan commitment asset					1,203,000
Debt discount					559,000
Debt issuance costs, net of amortization					644,000
Total					34,300,000	0	35,560,000
Term loans | Silverview Tranche 3 Loan
Debt Instrument [Line Items]
Interest rate	15.00%
Proceeds from lines of credit	$ 2,000,000
Debt discount	$ 177,000
Warrants issued (in shares) | shares	29,292
Term loans | March 2023 Term Loan Facility
Debt Instrument [Line Items]
Loan commitment asset						1,407,000
Debt discount					2,890,000	2,421,000
Debt issuance costs, net of amortization					1,510,000	1,354,000
Unamortized debt issuance costs and discounts					4,400,000	$ 5,182,000
Term loans | August 2023 Term Loan Facility
Debt Instrument [Line Items]
Debt discount					2,890,000		2,509,000
Debt issuance costs, net of amortization					1,510,000		1,273,000
Unamortized debt issuance costs and discounts					$ 4,400,000		$ 3,782,000
Term loans | Live Oak Banking Company
Debt Instrument [Line Items]
Debt repaid		$ 5,598,000